Note 23 - Cash and Cash Equivalents - Components of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Bank balances		$ 4,737	$ 17,152
Restricted cash *	[1]	1,998	0
Cash and cash equivalents		6,735	17,152
Bank overdrafts used for cash management purposes		(5,239)	(887)
Net cash and cash equivalents		$ 1,496	$ 16,265	$ 19,092	$ 8,893

[1]	Cash of $998 (denominated in RTGS$) held by Blanket Mine was earmarked by Stanbic Bank Zimbabwe as a letter of credit in favour of CMSA. The letter of credit was issued by Stanbic Bank Zimbabwe on September 15, 2022 and settled on January 10, 2023. The cash on maturity will be transferred to CMSA’s bank account, denominated in South African Rands.